Document and Entity Information	12 Months Ended
Dec. 15, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Dec. 14, 2012
Registrant Name	PIONEER SERIES TRUST I
Central Index Key	0001257951
Amendment Flag	false
Document Creation Date	Dec. 14, 2012
Document Effective Date	Dec. 15, 2012
Prospectus Date	Dec. 15, 2012